UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-07326

Gabelli Investor Funds, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert Gabelli Funds, LLC One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli ABC Fund

Semiannual Report — June 30, 2021

“Give a man a fish and you feed him for a day. Teach him how to arbitrage and you feed him forever.” — Warren Buffett

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return per Class AAA Share of The Gabelli ABC Fund was 3.54% compared with a total return of 0.02% for the ICE Bank of America 3 Month U.S. Treasury Bill Index. Another class of shares is available. See page 2 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance for periods of less than one year is not annualized.

						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(5/14/93)
AAA Shares (GABCX)	3.54%	8.56%	3.10%	2.85%	3.41%	5.35%
Advisor Shares (GADVX)	3.38	8.31	2.84	2.59	3.17	5.22
ICE Bank of America 3 Month U.S. Treasury Bill Index (b)	0.02	0.09	1.17	0.63	1.08	2.45
Lipper U.S. Treasury Money Market Fund Average (b)	0.01	0.02	0.83	0.42	0.80	2.02
S&P 500 Index (b)	15.25	40.79	17.65	14.84	10.73	10.59

(a)	Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2007. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The ICE Bank of America 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested except for the Bank of America 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. Lipper U.S. Treasury Money Market Fund Average since inception performance is as of April 30, 1993.

In the current prospectuses dated April 30, 2021, the expense ratios for the Class AAA and the Advisor Class Shares, are 0.73% and 0.98% respectively. See page 12 for the expense ratios for the six months ended June 30, 2021. The Fund does not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli ABC Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2021 through June 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli ABC Fund
Actual Fund Return
Class AAA	$1,000.00	$1,035.40	0.77%	$ 3.89
Advisor
Class	$1,000.00	$1,033.80	1.02%	$ 5.14
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.98	0.77%	$ 3.86
Advisor
Class	$1,000.00	$1,019.74	1.02%	$ 5.11

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table present portfolio holdings as a percent of net assets as of June 30, 2021:

The Gabelli ABC Fund

Long Positions
U.S. Government Obligations	63.9%
Building and Construction	12.3%
Health Care	4.7%
Automotive	3.6%
Financial Services	3.2%
Energy and Utilities	2.8%
Retail	2.3%
Computer Software and Services	2.2%
Telecommunications	1.4%
Business Services	1.4%
Metals and Mining	1.3%
Aerospace and Defense	1.0%
Machinery	1.0%
Cable and Satellite	0.7%
Specialty Chemicals	0.6%
Real Estate	0.6%
Food and Beverage	0.6%
Entertainment	0.6%
Transportation	0.6%
Broadcasting	0.5%
Closed-End Funds	0.4%
Consumer Products	0.4%
Semiconductors	0.4%
Diversified Industrial	0.4%
Wireless Communications	0.3%
Paper and Forest Products	0.3%
Electronics	0.2%
Hotels and Gaming	0.1%
Wireless Telecommunications Services	0.1%
Publishing	0.1%
Equipment and Supplies	0.0	%*
Other Assets and Liabilities (Net)	3.2%

Short Positions
Building and Construction	(9.2)%
Financial Services	(1.2)%
Health Care	(0.6)%
Semiconductors	(0.2)%
Transportation	(0.0	)%**
Computer Software and Services	(0.0	)%**
Food and Beverage	(0.0	)%**

	100.0%

*	Amount represents less than 0.05%.

**	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli ABC Fund

Schedule of Investments — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 43.4%
	Aerospace and Defense — 1.0%
160,000	Aerojet Rocketdyne
	Holdings Inc.	$8,315,502	$7,726,400
1,800	Hexcel Corp.†	64,793	112,320
		8,380,295	7,838,720
	Automotive — 3.6%
600,000	Navistar International
	Corp.†	26,306,609	26,700,000

	Broadcasting — 0.5%
8,000	Cogeco Inc.	155,796	620,458
20,000	MSG Networks Inc., Cl. A†	328,850	291,600
90,000	Sinclair Broadcast Group
	Inc., Cl A	2,800,967	2,989,800
		3,285,613	3,901,858
	Building and Construction — 12.3%
2,000	Hinokiya Group Co. Ltd.	37,482	44,664
4,000	Huttig Building Products
	Inc.†	9,174	23,120
10,000	Johnson Controls
	International plc	351,900	686,300
984,800	Lennar Corp., Cl B	39,488,734	80,211,960
152,000	US Concrete Inc.†	11,183,988	11,217,600
		51,071,278	92,183,644
	Business Services — 1.4%
16,500	Core-Mark Holding Co. Inc.	739,727	742,665
3,000	Devoteam SA†	341,455	391,297
2,000	eWork Group AB	16,512	22,996
17,000	exactEarth Ltd.†	48,805	18,240
200,000	Fly Leasing Ltd., ADR†	3,388,229	3,388,000
10,000	IHS Markit Ltd	947,474	1,126,600
2,000	Macquarie Infrastructure
	Corp	77,020	76,540
2,000	MDC Partners Inc., Cl. A†	4,570	11,700
225,000	Sogou Inc., ADR†	1,972,081	1,919,250
180,000	Steel Connect Inc.†	108,900	360,000
40,000	Sykes Enterprises Inc.†	2,136,656	2,148,000
		9,781,429	10,205,288
	Cable and Satellite — 0.7%
1,000	Charter Communications
	Inc., Cl. A†	215,343	721,450
110,000	Euskaltel SA	1,454,763	1,432,149
600	Gilat Satellite Networks Ltd.	5,730	6,108
65,000	Liberty Global plc, Cl. A†	1,995,011	1,765,400
23,000	Liberty Global plc, Cl. C†	715,009	621,920
12,000	Liberty Latin America Ltd.,
	Cl. A†	156,275	166,320
			Market
Shares		Cost	Value
10,000	Shaw Communications Inc.,
	Cl. B	$275,041	$289,690
		4,817,172	5,003,037
	Computer Software and Services — 2.2%
50,000	Cloudera Inc.†	793,910	793,000
10,000	Dell Technologies Inc.,
	Cl. C†	994,274	996,700
80,000	Digi International Inc.†	929,180	1,608,800
8,500	Fiserv Inc.†	595,817	908,565
20,000	iGO Inc.†	62,880	75,400
22,000	NortonLifeLock Inc.	528,890	598,840
32,000	Proofpoint Inc.†	5,521,527	5,560,320
7,500	QAD Inc., Cl. A	653,000	652,650
4,000	QAD Inc., Cl. B	344,883	344,840
15,000	Rocket Internet SE	337,818	490,901
3,200	Rockwell Automation Inc	576,028	915,264
400	Slack Technologies Inc.,
	Cl. A†	16,956	17,720
36,000	Talend SA, ADR†	2,352,119	2,361,600
10,000	Xilinx Inc	1,361,479	1,446,400
		15,068,761	16,771,000
	Consumer Products — 0.4%
292,000	Asaleo Care Ltd.	325,349	310,959
15,000	Bang & Olufsen A/S†	43,705	79,888
10,000	Dorel Industries Inc., Cl. B†	106,369	126,009
10,000	Energizer Holdings Inc	426,862	429,800
20,000	Hunter Douglas NV†	1,551,512	2,181,780
3,000	Knoll Inc.	69,316	77,970
		2,523,113	3,206,406
	Diversified Industrial — 0.4%
2,500	Forterra Inc.†	57,643	58,775
18,000	Haldex AB†	169,231	119,045
100	Lydall Inc.†	6,043	6,052
39,000	Myers Industries Inc	407,080	819,000
5,000	Raven Industries Inc	288,249	289,250
35,000	Steel Partners Holdings LP†	288,510	1,019,200
20,000	Wartsila OYJ Abp	288,759	296,793
		1,505,515	2,608,115
	Electronics — 0.2%
2,100	Coherent Inc.†	488,908	555,114
104,800	EXFO Inc.†	624,451	623,560
13,000	Neways Electronics
	International NV†	222,827	225,055
		1,336,186	1,403,729
	Energy and Utilities — 2.8%
62,000	Alerion Cleanpower SpA	169,977	992,473
50,000	Alvopetro Energy Ltd.†	36,046	39,932
8,000	APA Corp.	109,375	173,040

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
54,661	Enable Midstream Partners
	LP	$313,391	$497,962
20,000	Endesa SA	453,617	485,209
520	Equitrans Midstream Corp.	4,540	4,425
200,000	Gulf Coast Ultra Deep
	Royalty Trust	39,334	5,000
33,000	National Fuel Gas Co	1,608,427	1,724,250
249,000	PNM Resources Inc	12,159,057	12,143,730
40,000	Primo Water Corp	586,507	669,200
90,000	Severn Trent plc	2,420,579	3,113,670
4,000	Solarpack Corp. Tecnologica
	SA†	126,998	124,029
10,000	Tilt Renewables Ltd.†	54,559	56,130
26,000	UGI Corp.	1,166,270	1,204,060
		19,248,677	21,233,110
	Entertainment — 0.6%
91,000	Fox Corp., Cl B	3,500,832	3,203,200
24,000	Liberty Media Corp.- Liberty
	Braves, Cl. A†	575,144	677,280
1,300	Madison Square Garden
	Entertainment Corp.†	43,292	109,161
3,000	Madison Square Garden
	Sports Corp.†	406,382	517,710
		4,525,650	4,507,351
	Equipment and Supplies — 0.0%
33,600	The L.S. Starrett Co., Cl. A†	143,497	313,824

	Financial Services — 3.2%
7,000	Alimco Financial Corp.†	240,731	60,725
40,000	AllianceBernstein Holding
	LP	471	1,862,400
6,000	Bank of Commerce Holdings	89,520	90,120
1,500	Brookfield Asset
	Management Inc., Cl. A	53,180	76,470
10	Brookfield Asset
	Management Reinsurance
	Partners Ltd., Cl. A†	530	520
7,000	Century Bancorp Inc., Cl. A	800,625	798,000
3,000	Cerved Group SpA†	34,147	34,861
23,000	Equitable Holdings Inc.	424,254	700,350
1,000	Horizon Bancorp Inc	9,670	17,430
59,000	KKR & Co. Inc	180,658	3,495,160
1,000	Mastercard Inc., Cl. A	19,963	365,090
32,030	MMA Capital Holdings Inc.†	867,108	869,935
46,000	MoneyGram International
	Inc.†	279,280	463,680
500	ProSight Global Inc.†	6,390	6,380
275,000	Sterling Bancorp	4,671,570	6,817,250
			Market
Shares		Cost	Value
600	The Hartford Financial
	Services Group Inc.	$38,258	$37,182
1,000	Topdanmark AS	28,451	52,047
16,000	Valley National Bancorp	115,336	214,880
35,000	Willis Towers Watson plc	7,207,378	8,050,700
40,000	Wright Investors' Service
	Holdings Inc.†	100,000	9,840
		15,167,520	24,023,020
	Food and Beverage — 0.6%
2,000	Pernod Ricard SA	142,616	443,945
20,000	Remy Cointreau SA	1,211,940	4,128,781
		1,354,556	4,572,726
	Health Care — 4.6%
13,000	Alexion Pharmaceuticals
	Inc.†	2,033,404	2,388,230
4,000	AstraZeneca plc, ADR	113,997	239,600
400	Bio-Rad Laboratories Inc.,
	Cl. A†	39,976	257,716
6,000	Bridgebio Pharma Inc.†	294,376	365,760
60,000	Change Healthcare Inc.†	1,408,263	1,382,400
14,000	Clovis Oncology Inc.†	64,815	81,200
37,000	Constellation
	Pharmaceuticals Inc.†	1,248,807	1,250,600
20,000	Elos Medtech AB	521,364	502,448
500	ICU Medical Inc.†	29,090	102,900
182,000	Idorsia Ltd.†	2,258,364	5,004,140
300	Illumina Inc.†	12,175	141,963
5,000	Immunodiagnostic Systems
	Holdings plc	26,848	26,144
240,000	Kindred Biosciences Inc.†.	2,205,719	2,200,800
98,000	Luminex Corp.	3,604,818	3,606,400
27,582	Magellan Health Inc.†	2,595,549	2,598,224
37,000	McKesson Europe AG	1,170,357	1,088,044
433,000	Myrexis Inc.†	44,849	20,135
200,000	Nuvectra Corp.†	54,500	3,000
35,000	Perrigo Co. plc	1,675,295	1,604,750
28,000	PPD Inc.†	1,288,024	1,290,520
50,000	PRA Health Sciences Inc.†	8,371,566	8,260,500
12,000	QIAGEN NV†	524,042	580,560
8,500	Soliton Inc.†	189,745	191,165
900	UDG Healthcare plc	13,279	13,309
90,000	Viatris Inc.	1,353,469	1,286,100
		31,142,691	34,486,608
	Hotels and Gaming — 0.1%
55,800	Cherry AB, Cl B†(a)	529,824	567,252
130,000	Diamond Resorts
	International Inc.,
	Escrow†	0	0
10,000	Gamesys Group plc	267,952	255,080

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
3,200	Great Canadian Gaming
	Corp.†	$95,474	$114,902
		893,250	937,234
	Machinery — 1.0%
23,500	Astec Industries Inc.	774,848	1,479,090
25,000	CFT SpA†(a)	138,180	136,361
12,000	CIRCOR International Inc.†	149,681	391,200
290,000	CNH Industrial NV	2,786,126	4,848,800
5,000	CNH Industrial NV, Borsa
	Italiana	42,654	82,558
20,000	Neles Oyj	272,294	288,374
12,000	Welbilt Inc.†	246,291	277,800
		4,410,074	7,504,183
	Metals and Mining — 1.1%
85,000	Ampco-Pittsburgh Corp.†	348,699	515,950
3,760	Endeavour Mining plc	83,371	80,745
58,000	Freeport-McMoRan Inc	591,045	2,152,380
19,000	Newmont Corp.	648,850	1,204,220
83,500	Pan American Silver Corp	1,214,213	2,385,595
50,000	Sierra Metals Inc.†	177,385	150,500
10,000	Vulcan Materials Co	438,009	1,740,700
		3,501,572	8,230,090
	Paper and Forest Products — 0.3%
5,000	Canfor Corp.†	47,010	114,392
30,000	Domtar Corp.†	1,638,483	1,648,800
4,000	West Fraser Timber Co. Ltd.	213,907	287,157
		1,899,400	2,050,349
	Publishing — 0.1%
2,500	Meredith Corp.†	42,185	108,600
26,000	The E.W. Scripps Co., Cl. A	309,748	530,140
		351,933	638,740
	Real Estate — 0.6%
500	American Tower Corp., REIT	7,708	135,070
4,000	Brookfield Property Partners
	LP	64,696	75,800
5,000	Corem Property Group AB,
	Cl. B	11,505	11,323
45,000	Deutsche Wohnen SE	2,779,407	2,752,244
20,000	QTS Realty Trust Inc., Cl. A,
	REIT	1,548,766	1,546,000
1,000	S IMMO AG	22,816	23,952
20,000	Sigma Capital Group plc	56,810	55,885
		4,491,708	4,600,274
	Retail — 2.3%
420,000	At Home Group Inc.†	15,376,401	15,472,800
116,000	Sportsman's Warehouse
	Holdings Inc.†	2,016,199	2,061,320
			Market
Shares		Cost	Value
101,770	The Bon-Ton Stores Inc.†	$4,946	$1,064
		17,397,546	17,535,184
	Semiconductors — 0.4%
80,000	AIXTRON SE	320,060	2,167,551
400	Dialog Semiconductor plc†	31,688	31,095
2,800	Siltronic AG	486,322	466,474
700	Siltronic AG	121,580	118,030
		959,650	2,783,150
	Specialty Chemicals — 0.6%
120,000	Ferro Corp.†	2,582,000	2,588,400
4,000	Hexion Holdings Corp.,
	Cl. B†	61,000	74,000
2,200	Linde plc	356,496	636,020
18,000	SGL Carbon SE†	156,514	172,669
17,000	W R Grace & Co	1,111,576	1,175,040
		4,267,586	4,646,129
	Telecommunications — 1.4%
8,000	Cincinnati Bell Inc.†	116,100	123,360
120,000	Koninklijke KPN NV	365,363	374,792
2,081	Liberty Latin America Ltd.,
	Cl. C†	14,858	29,342
105,000	Lumen Technologies Inc	1,750,406	1,426,950
6,700	Netia SA†	12,191	11,808
30,000	Nuance Communications
	Inc.†	1,590,588	1,633,200
60,000	Orange Belgium SA	1,595,702	1,346,064
120,000	ORBCOMM Inc.†	1,374,993	1,348,800
61,000	Parrot SA†	221,205	411,562
100,000	Pharol SGPS SA†	26,206	11,976
94,000	Telenet Group Holding NV	4,210,214	3,537,756
		11,277,826	10,255,610
	Transportation — 0.6%
15,600	CAI International Inc	869,710	873,600
13,537	DSV PANALPINA A/S	1,242,296	3,156,924
1,400	Kansas City Southern	372,826	396,718
		2,484,832	4,427,242
	Wireless Communications — 0.3%
52,000	Millicom International
	Cellular SA, SDR†	2,526,704	2,058,588
10,000	United States Cellular
	Corp.†	360,554	363,100
		2,887,258	2,421,688
	Wireless Telecommunications Services — 0.1%
400,000	NII Holdings Inc.,
	Escrow†(a)	871,296	868,000
	TOTAL COMMON STOCKS	251,352,493	325,856,309

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

			Market
Shares		Cost	Value
	CLOSED-END FUNDS — 0.4%
235,000	Altaba Inc., Escrow†	$2,480,594	$3,419,250

	RIGHTS — 0.3%
	Entertainment — 0.0%
201,000	Media General Inc., CVR†(a)	0	0

	Health Care — 0.1%
39,000	Achillion Pharmaceuticals
	Inc., CVR†	0	19,500
10,000	Alder BioPharmaceuticals
	Inc. – H. Lundbeck A/S,
	CVR†	0	10,000
187,969	Ambit Biosciences Corp.,
	CVR†(a)	0	317,668
100,000	Dova Pharmaceuticals Inc.,
	CVR†	0	12,500
640,000	Innocoll, CVR†(a)	384,000	6
150,000	Ipsen SA/Clementia,
	CVR†(a)	202,500	0
95,400	Ocera Therapeutics,
	CVR†(a)	25,758	16,218
11,000	Prevail Therapeutics Inc.,
	CVR†(a)	0	5,500
10,000	Stemline Therapeutics Inc.,
	CVR†(a)	0	0
825,000	Teva Pharmaceutical
	Industries Ltd., CCCP,
	expire 02/20/23†(a)	401,889	0
12,000	Tobira Therapeutics Inc.,
	CVR†(a)	720	0
		1,014,867	381,392
	Machinery — 0.0%
25,000	CFT SpA†(a)	0	1

	Metals and Mining — 0.2%
2,200,000	Pan American Silver Corp.,
	CVR†	506,000	1,870,000
	TOTAL RIGHTS	1,520,867	2,251,393

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
102,000	Ampco-Pittsburgh Corp.,
	expire 08/01/25†	69,678	91,800

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 63.9%
$479,803,000	U.S. Treasury Bills,
	0.002% to 0.090%††,
	07/01/21 to 12/30/21(b)	$479,766,201	$479,757,598

	TOTAL INVESTMENTS
	BEFORE SECURITIES
	SOLD SHORT — 108.0%	$735,189,833	811,376,350

	SECURITIES SOLD SHORT — (11.2)%
	(Proceeds received $49,474,867)		(84,256,314)

	Other Assets and Liabilities (Net) — 3.2%		24,188,769

	NET ASSETS — 100.0%		$751,308,805

			Market
Shares		Proceeds	Value
	SECURITIES SOLD SHORT — (11.2)%
	Building and Construction — (9.2)%
694,000	Lennar Corp., Cl. A	$35,583,632	$68,948,900

	Computer Software and Services — (0.0)%
900	VMware Inc., Cl. A	145,385	143,973

	Financial Services — (1.2)%
36,000	Aon plc, Cl. A	7,211,941	8,595,360
2,400	Columbia Banking System
	Inc.	92,809	92,544
1,419	S&P Global Inc.	511,757	582,428
		7,816,507	9,270,332

	Food and Beverage — (0.0)%
1,800	Performance Food Group
	Co	88,910	87,282

	Health Care — (0.6)%
20,625	ICON plc	4,375,105	4,263,394

	Semiconductors — (0.2)%
13,786	Advanced Micro Devices
	Inc.	1,219,880	1,294,919
1,000	II-VI Inc.	79,701	72,590
		1,299,581	1,367,509

	Transportation — (0.0)%
200	Canadian National Railway
	Co	21,563	21,104
2,000	Canadian Pacific Railway
	Ltd.	144,184	153,820
		165,747	174,924

	TOTAL SECURITIES SOLD
	SHORT(c)	$49,474,867	$84,256,314

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At June 30, 2021, $122,885,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c)	At June 30, 2021, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

As of June 30, 2021, forward foreign exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation
USD	22,330,137 EUR	18,700,000	State Street Bank and Trust Co.	07/30/21	$142,401
USD	329,916 SEK	2,800,000	State Street Bank and Trust Co.	07/30/21	2,646
USD	2,918,028 GBP	2,100,000	State Street Bank and Trust Co.	07/30/21	12,825
USD	1,463,825 CAD	1,800,000	State Street Bank and Trust Co.	07/30/21	11,767
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS					$169,639

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
Assets:
Investments in securities, at value (cost
$735,189,833)	$811,376,350
Foreign currency, at value (cost $657)	657
Cash	240,968
Deposit at brokers for securities sold short	77,933,764
Receivable for investments in securities sold	5,443,081
Receivable for Fund shares sold	443,720
Dividends and interest receivable	366,008
Unrealized appreciation on forward foreign
currency contracts	169,639
Prepaid expenses	22,799
Total Assets	895,996,986
Liabilities:
Securities sold short, at value (proceeds
$49,474,867)	84,256,314
Payable for investment securities purchased	59,691,350
Payable for Fund shares redeemed	206,973
Payable for investment advisory fees	307,148
Payable for distribution fees	37,191
Payable for accounting fees	3,751
Dividends payable on securities sold short	304
Other accrued expenses	185,150
Total Liabilities	144,688,181
Net Assets
(applicable to 69,563,437 shares outstanding)	$751,308,805
Net Assets Consist of:
Paid-in capital	$703,032,408
Total distributable earnings	48,276,397
Net Assets	$751,308,805
Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($568,661,368 ÷ 52,509,949 shares outstanding)	$10.83
Advisor Class:
Net Asset Value, offering, and redemption price
per share ($182,647,437 ÷ 17,053,488 shares
outstanding)	$10.71
Statement of Operations
For the Six Months Ended June 30, 2021 (Unaudited)
Investment Income:
Dividends (net of foreign withholding
taxes of $54,946)	$3,097,174
Interest	143,802
Total Investment Income	3,240,976
Expenses:
Investment advisory fees	1,807,625
Distribution fees - Advisor Class	218,438
Dividend expense on securities sold short	407,999
Service fees for securities sold short (See Note 2)	310,777
Shareholder communications expenses	48,127
Custodian fees	46,170
Directors’ fees	45,622
Registration expenses	32,802
Shareholder services fees	24,637
Legal and audit fees	24,149
Accounting fees	22,500
Interest expense	387
Miscellaneous expenses	26,390
Total Expenses	3,015,623
Less:
Expenses paid indirectly by broker (See Note 6)	(4,240)
Net Expenses	3,011,383
Net Investment Income	229,593
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments in securities	12,769,241
Net realized gain on securities sold short	147,914
Net realized gain on forward foreign exchange
contracts	109,099
Net realized loss on foreign currency transactions	(13,209)
Net realized gain on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency transactions	13,013,045
Net change in unrealized appreciation/depreciation:
on investments in securities	27,178,881
on securities sold short	(16,090,563)
on forward foreign exchange contracts	419,272
on foreign currency translations	(11,161)
Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	11,496,429
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency	24,509,474
Net Increase in Net Assets Resulting from Operations	$24,739,067

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Operations:
Net investment income	$229,593	$1,159,015
Net realized gain/(loss) on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency transactions	13,013,045	(1,139,667)
Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	11,496,429	14,879,303
Net Increase in Net Assets Resulting from Operations	24,739,067	14,898,651
Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(2,106,048)
Advisor Class	—	(200,161)
Total Distributions to Shareholders	—	(2,306,209)

Capital Share Transactions:
Class AAA	(2,358,926)	(77,346,630)
Advisor Class	9,566,275	(114,222,109)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	7,207,349	(191,568,739)

Redemption Fees	9	687
Net Increase/(Decrease) in Net Assets	31,946,425	(178,975,610)
Net Assets:
Beginning of year	719,362,380	898,337,990
End of period	$751,308,805	$719,362,380

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2021 (e)	$10.46	$0.01	$0.36	$0.37	$—	$—		$—	$0.00	$10.83	3.5%	$568,661	0.12	%(f)	0.77	%(f)	91%
2020	10.21	0.02	0.27	0.29	(0.04)	(0.00	)(b)	(0.04)	0.00	10.46	2.9	552,051	0.21		0.73		251
2019	10.03	0.12	0.36	0.48	(0.14)	(0.16)		(0.30)	0.00	10.21	4.8	618,374	1.18		0.64		278
2018	10.38	0.15	(0.13)	0.02	(0.24)	(0.13)		(0.37)	0.00	10.03	0.2	564,929	1.41		0.57	(g)	231
2017	10.17	0.05	0.17	0.22	—	(0.01)		(0.01)	0.00	10.38	2.2	660,559	0.51		0.58	(g)(h)	205
2016	10.10	0.02	0.29	0.31	(0.07)	(0.17)		(0.24)	0.00	10.17	3.1	630,052	0.19		0.60	(h)	287
Advisor Class
2021 (e)	$10.36	$(0.01)	$0.36	$0.35	$—	$—		$—	$0.00	$10.71	3.4%	$182,648	(0.13	)%(f)	1.02	%(f)	91%
2020	10.10	0.00 (b)	0.27	0.27	(0.01)	(0.00	)(b)	(0.01)	0.00	10.36	2.7	167,311	0.01		0.98		251
2019	9.93	0.09	0.35	0.44	(0.11)	(0.16)		(0.27)	0.00	10.10	4.4	279,964	0.92		0.89		278
2018	10.27	0.12	(0.13)	(0.01)	(0.20)	(0.13)		(0.33)	0.00	9.93	(0.1)	377,330	1.41		0.82	(g)	231
2017	10.08	0.03	0.17	0.20	—	(0.01)		(0.01)	0.00	10.27	2.0	731,397	0.26		0.83	(g)(h)	205
2016	10.01	(0.01)	0.30	0.29	(0.05)	(0.17)		(0.22)	0.00	10.08	2.9	779,720	(0.06)		0.85	(h)	287

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact to the expense ratios.

(d)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended June 30, 2021 and years ended December 31, 2020, 2019, 2018, 2017, and 2016 would have been 0.57%, 0.57%, 0.56%, 0.56%, 0.55%, and 0.55% (Class AAA) and 0.82%, 0.82%, 0.81%, 0.81%, 0.80%, and 0.80% (Advisor Class), respectively.

(e)	For the six months ended June 30, 2021, unaudited.

(f)	Annualized.

(g)	The Fund incurred tax expense during the years ended December 31, 2018 and 2017. For the year ended December 31, 2018, the effect was minimal. For the year ended December 31, 2017, if the tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.57% (Class AAA) and 0.82% (Advisor Class).

(h)	During the years ended December 31, 2017 and 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursements (allocated by relative net asset values of the Fund’s share classes) been included in the 2016 calculation, the annualized expense ratios would have been 0.58% (Class AAA) and 0.83% (Advisor Class). The 2017 reimbursement had no effect on the expense ratio.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements

1.  Organization. The Gabelli ABC Fund, a series of Gabelli Investor Funds, Inc., was incorporated on October 30, 1992 in Maryland, and commenced investment operations on May 14, 1993. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2021 are as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$4,996,929	$6,108	—	$5,003,037
Computer Software and Services	16,695,600	75,400	—	16,771,000
Consumer Products	2,895,447	310,959	—	3,206,406
Financial Services	23,962,295	60,725	—	24,023,020
Health Care	34,463,473	23,135	—	34,486,608
Hotels and Gaming	369,982	—	$567,252	937,234
Machinery	7,367,822	—	136,361	7,504,183
Retail	17,534,120	1,064	—	17,535,184
Specialty Chemicals	4,572,129	74,000	—	4,646,129
Wireless Telecommunications Services	—	—	868,000	868,000

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 06/30/21
Other Industries (a)	$210,875,508	—	—	$210,875,508
Total Common Stocks	323,733,305	551,391	1,571,613	325,856,309
Closed-End Funds	—	$3,419,250	—	3,419,250
Rights (a)	1,870,000	42,000	$339,393	2,251,393
Warrants (a)	91,800	—	—	91,800
U.S. Government Obligations	—	479,757,598	—	479,757,598
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$325,695,105	$483,770,239	$1,911,006	$811,376,350

LIABILITIES (Market Value):
Common Stocks Sold Short (a)	$(84,256,314)	—	—	$(84,256,314)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(84,256,314)	—	—	$(84,256,314)

OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange
Contracts	—	$169,639	—	$169,639

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/(depreciation) of the instrument.

The Fund did not have material transfers into or out of Level 3 during the six months ended June 30, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2021, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2021, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2021 are reflected within the Schedule of Investments. The Fund’s volume of activity in forward foreign exchange contracts during the six months ended June 30, 2021 had an average monthly notional amount of approximately $31,354,986.

At June 30, 2021, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on forward foreign exchange contracts. For the six months ended June 30, 2021, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency, within Net realized gain on forward foreign exchange contracts and Net change in unrealized appreciation/depreciation on forward foreign exchange contracts.

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

At June 30, 2021, the Fund’s derivative assets (by type) are as follows:

	Gross Amounts of	Gross Amounts
	Recognized Assets	Available for	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statement of	Statement of Assets	the Statement of
	Assets and Liabilities	and Liabilities	Assets and Liabilities
Assets
Forward Foreign Exchange Contracts	$169,639	—	$169,639

The following table presents the Fund’s derivative assets by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2021:

	Net Amounts Not Offset in the Statement of
	Assets and Liabilities
	Net Amounts of
	Assets Presented in
	the Statement of	Securities Pledged	Cash Collateral
	Assets and Liabilities	as Collateral	Received	Net Amount
Counterparty
State Street Bank and Trust Co.	$169,639	—	—	$169,639

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2021 are reflected within the Schedule of Investments. For the six months ended June 30, 2021, the Fund incurred $310,777 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2021, the Fund held no restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

Distributions paid from:*
Ordinary income	$2,373,713
Net long term capital gains	88,587
Total distributions paid	$2,462,300

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At June 30, 2021, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. At June 30, 2021, the Fund had $– of short term capital loss carryforwards.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

		Gross	Gross
	Cost/	Unrealized	Unrealized	Net Unrealized
	(Proceeds)	Appreciation	Depreciation	Appreciation
Investments and derivative instruments	$687,143,374	$79,955,350	$(39,978,688)	$39,976,662

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Advisor Class Share Plan, payment is authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $321,186,594 and $262,050,931, respectively.

6.  Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2021, the Fund paid $31,132 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $4,240.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As of June 30, 2021, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2021, there were no borrowings under the line of credit.

8.  Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the Distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during six months ended June 30, 2021 and the year ended December 31, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	3,279,830	$35,211,840	12,275,721	$126,902,840
Shares issued upon reinvestment of
distributions	—	—	195,912	2,049,245
Shares redeemed	(3,526,245)	(37,570,766)	(20,301,890)	(206,298,715)
Net decrease	(246,415)	$(2,358,926)	(7,830,257)	$(77,346,630)
Advisor Class
Shares sold	3,327,742	$35,214,382	2,465,110	$24,747,999
Shares issued upon reinvestment of
distributions	—	—	15,535	160,791
Shares redeemed	(2,420,815)	(25,648,107)	(14,054,564)	(139,130,899)
Net increase/(decrease)	906,927	$9,566,275	(11,573,919)	$(114,222,109)

9.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Liquidity Risk Management Program. In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has approved the designation of the Committee to administer the LRM Program.

The Gabelli ABC Fund

Notes to Financial Statements (Continued)

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 12, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

11.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 24, 2021, the Board of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2020) of the Fund against a peer group of four other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional alternative event driven funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Alternative Event Driven Funds Index. The Independent Board Members noted that the Fund’s performance was in the third quintile for the one year period and in the fifth quintile for the three year and five year periods, as measured against the Adviser Peer Group. The Independent Board Members noted that the Fund’s total return was equal to the median for the one year period and below the median for the three year and five year periods within the Advisory Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fourth quintile for the one year period and in the fifth quintile for the three year and five year periods. The Independent Board Members discussed the Fund’s performance and potential ways to improve the Fund’s performance.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion was executed by an affiliated broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of five other alternative event driven funds and nine alternative multi-strategy funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at the low end of each peer group and that the Fund’s size was

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

above average within each peer group. The Independent Board Members also compared the management fee structure for the Fund with that in effect for most other Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the advisory fees for other types of accounts managed by affiliates of the Adviser. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were lower than the average within both peer groups and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI ABC FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the Firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from the Columbia University Graduate School of Business, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

THE GABELLI ABC FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group Inc.
Peter Goldstein
Anthony S. Colavita	Secretary
President,
Anthony S. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
Vincent D. Enright
Former Senior Vice President	DISTRIBUTOR
and Chief Financial Officer,	G.distributors, LLC
KeySpan Corp.
CUSTODIAN
Mary E. Hauck	State Street Bank and Trust
Former Senior Portfolio	Company
Manager,
Gabelli-O'Connor Fixed	TRANSFER AGENT, AND
Income Mutual Fund	DIVIDEND DISBURSING
Management Co.	AGENT
DST Asset Manager
Kuni Nakamura	Solutions, Inc.
President,
Advanced Polymer, Inc.	LEGAL COUNSEL
Skadden, Arps, Slate, Meagher &
Werner J. Roeder	Flom LLP
Former Medical Director,
Lawrence Hospital

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q221SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.